Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
25. SUBSEQUENT EVENTS
The Group evaluated subsequent events through April 29, 2020.

(a) i)
On January 17, 2020, the Company completed its IPO and became listed on the Nasdaq Global Market by issuing 7,407,400 American Depositary Shares (“ADSs”) at the price of US$14.00 per ADS for a total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total gross proceeds of US$114,460,500. Each ten ADSs represent twenty-three ordinary shares of the Company.

ii)	On January 17, 2020, the Company also issued 6,078,571 ordinary shares to Everest (see Note 18 for details).

iii)
Upon the completion of the IPO, the Company’s then outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series
B-1
Preferred Shares, 3,301,849 Series
B-2
Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series
C-1
Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.

iv)
Upon the completion of the IPO and according to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that granted to him or her under 2017 Plan before, totally 332,566 unvested options, for no consideration, and these stock options were cancelled immediately. Upon the completion of the IPO and according to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to 11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately.

(b)
As of the date of these consolidated financial statements,
I-Mab
has not identified any significant impact on the Group’s financial performance as a result of the
COVID-19
outbreak.
I-Mab
will continue to assess potential impact of
COVID-19
on its business. Currently,
I-Mab
expects the
COVID-19
worldwide health crisis to have immaterial impact on its business as its operations in China are in conjunction with hospitals located in regions that were relatively less affected by
COVID-19.
However, as research hospitals and government agencies focus clinical resources on the pandemic,
I-Mab
believes there could be some delays in regulatory interactions and inspections, and patient recruitment and participation, particularly in the first quarter of 2020. Similarly, the worsening situation of
COVID-19
in the U.S. may cause some delays in the
on-going
clinical trials in the U.S. On the other hand,
I-Mab
clinical trials in both the U.S. and China involve many clinical sites and hospitals located in many different regions. While the full scope and duration of the crisis is far from clear at this time,
I-Mab
is actively and diligently working to minimize delays and disruptions to its clinical trials. At the present time, the
COVID-19
situation has improved in China, and
I-Mab
will continue to execute on its regulatory and clinical development goals in China and the U.S.

(c)
In March 2020,
I-Mab
signed a strategic partnership with Kalbe Genexine Biologics for first right of negotiation for an exclusive license to potentially commercialize
I-Mab’s CD73 antibody, in ASEAN, MENA and Sri Lanka. The deal package is valued up to approximately

US
$340 million.